                                Consulting Group
                                   Since 1973

                                Consulting Group
                             Capital Markets Funds
                   Multi-Strategy Market Neutral Investments





Semi-Annual Report                                                      TRAK (R)
September 30, 2000                      Personalized Investment Advisory Service


             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Table of Contents

SHAREHOLDER LETTER.....................................................................................          1

SCHEDULE OF INVESTMENTS................................................................................          3

STATEMENT OF ASSETS AND LIABILITIES....................................................................         19

STATEMENT OF OPERATIONS................................................................................         20

STATEMENTS OF CHANGES IN NET ASSETS....................................................................         21

NOTES TO FINANCIAL STATEMENTS..........................................................................         22

FINANCIAL HIGHLIGHTS...................................................................................         26

Consulting Group
Capital Markets Funds

DEAR SHAREHOLDERS:

Most major market indices reached record levels during the 1990s. Led by the boom in the technology sector and the continued economic expansion, which began in March 1991, the stock market closed the decade at new highs. In the year 2000, these record levels of valuation have been accompanied by record levels of volatility. In fact, year-to-date through September 30th, the Nasdaq Composite Index, which is heavily weighted toward technology issues, witnessed 55 days of performance up or down 2% from the previous day's close. This is almost a third of the 169 trading days for the year and demonstrates a trend across most major indices.

The catalysts for this volatility have changed over the past six months. Earlier in the year, investors were focusing on the Federal Reserve Board ("Fed") and a series of interest rate hikes. Once a clearer economic picture emerged, the markets stabilized and even rebounded before new fears about the three E's -- Earnings, Energy and the Euro --emerged.

MARKET REVIEW

These conflicting currents have produced some abrupt course changes for the stock market. In the spring, nervousness about interest rates and corporate earnings took its toll on the U.S. stock markets. Strong corporate earnings did not stop investors from fretting about the prospects for future earnings. Early in the year, many analysts worried the Fed would need to push interest rates sharply higher to curb inflation, leading to slower growth and weaker earnings. The bearish trend spread to the broader market and overseas after several key economic reports appeared to point to mounting inflationary pressures. In fact, a major correction appeared to be in the making, triggered by a sharp downturn in the previously red-hot computer and Internet stocks. The tech-heavy Nasdaq Composite Index plunged more than 27% in the first two weeks of April, breaking a bull run that saw its value more than triple in less than two years. As the second quarter progressed, signs of a possible economic slowdown emerged. From that point, the market stabilized, then managed to recoup some, though not all, of its losses. After a sluggish July, the market rallied strongly in August on the improved interest rate outlook.

September, however, proved to be the year's cruelest month, as investors faced disappointing earnings announcements from a string of high-profile firms. Hardest hit was the technology sector, which had appeared to be slowly recuperating from its dramatic slide earlier in the year. With many tech stocks still at historically high valuations investors reacted harshly to warnings of slower PC sales and sluggish Internet revenue growth. A surge in oil prices also gave investors something else to worry about. Crude prices briefly neared $40 a barrel in mid-September.

The net result of the summer's twist and turns: the Standard & Poor's 500 Index ("S&P 500 Index") posted a return of a negative 0.97% for the quarter, putting it slightly in negative territory for the year, with a negative 1.39% year-to-date return. On the brighter side, the U.S. bond market posted modest gains, despite the rise in oil prices. Investors were impressed by signs that a slowing economy might allow the Fed to avoid further interest rate hikes this year. The yield on the 10-year Treasury note fell to 5.79% from 6.01% at the end of June. Fed policy makers, for their part, stood pat during the most recent quarter, leaving the key federal reserve funds rate at 6.50%.

PORTFOLIO REVIEW

During the six months ended September 30, 2000, Multi-Strategy Market Neutral Investments ("Portfolio") met Consulting Group's expectations. With this type of investment there are two factors used to judge performance. The first criterion is performance and we are pleased to report that the Portfolio's annual return was 8.84%. In comparison, the S&P 500 Index and 3-month T-Bill Index returned 13.28% and 5.74%, respectively, for the same period. In addition, for the six months ended September 30, 2000, the Portfolio returned 6.34% versus the S&P 500 Index return of negative 3.60% and 3-month T-Bill Index return of 2.95%.

The second factor is how well the Portfolio controlled risk as measured by its correlation and volatility characteristics. We are pleased to report that the Portfolio was neutral to the movements of the S&P 500 Index during the reporting period with a correlation of 0.47%. Additionally, the Portfolio had an annual standard deviation, a widely used measure of price volatility, of 3.59% compared to 20.17% and 2.98% for the S&P 500 Index and the Salomon Smith Barney Investment Grade Index, respectively.

Finally, it is hard to predict the next turn in the market. Although risk is unavoidable in the stock market, your investment in the Portfolio seeks to neutralize general market risk and provide a return that is relatively stable regardless of the market. The Portfolio is structured to be able to take advantage of different market cycles. With the TRAK program you have the expertise and guidance of your Financial Consultant, Consulting Group and a premier group of advisors to assist you in meeting your goals. As always, if you should have any questions or comments about Multi-Strategy Market Neutral Investments, your Financial Consultant remains ready to assist you.

Sincerely,

/s/ Heath B. McLendon                     /s/ Frank L. Campanale

Heath B. McLendon                         Frank L. Campanale
Chairman                                  Investment Officer of the
                                          Consulting Group Capital Markets Funds


September 30, 2000

Schedule of Investments
September 30, 2000 (unaudited)
--------------------------------------------------------------------------------

   Shares                          Security                             Value

--------------------------------------------------------------------------------
 COMMON STOCK -- 56.9%

 Advertising -- 0.2%
      1,300 Omnicom Group.........................................   $    94,819
                                                                     -----------

 Aerospace/Defense -- 1.1%
      2,200 Boeing Co. ...........................................       138,600
      1,800 Northrop Grumman Corp. ...............................       163,575
      1,900 Textron, Inc. ........................................        87,638
      1,500 United Technologies Corp. ............................       103,875
                                                                     -----------
                                                                         493,688
                                                                     -----------

 Banking -- 2.0%
         40 AmSouth Bancorporation+...............................           500
        900 Andrx Group*..........................................        84,038
      2,200 Bank of America Corp. ................................       115,225
      2,600 City National Corp. ..................................       100,425
      1,900 Comerica Inc. ........................................       111,031
      8,900 Hibernia Corp. .......................................       109,025
          1 Hudson United Bancorp. ...............................            15
        600 J.P. Morgan & Co. ....................................        98,025
     13,211 Keystone Financial, Inc.+.............................       287,339
         13 The South Financial Group, Inc.+......................           165
                                                                     -----------
                                                                         905,788
                                                                     -----------

 Beverages -- 0.2%
      2,800 The Pepsi Bottling Group, Inc. .......................        84,175
                                                                     -----------

 Broadcast/Media -- 0.4%
      2,300 Univision Communications Inc., Class A Shares*........        85,963
      3,900 USA Networks, Inc.*...................................        85,556
                                                                     -----------
                                                                         171,519
                                                                     -----------

 Broadcasting - TV, Cable & Radio -- 0.3%
      3,700 Infinity Broadcasting Corp.*..........................       122,100
                                                                     -----------

 Brokerage -- 1.1%
      5,375 ArvinMeritor, Inc. ...................................        78,945
      6,000 PaineWebber Group Inc.+...............................       408,750
                                                                     -----------
                                                                         487,695
                                                                     -----------

 Building Materials -- 0.4%
      2,800 American Standard Co.*................................       124,425
      1,600 USG Corp. ............................................        40,100
                                                                     -----------
                                                                         164,525
                                                                     -----------

 Cable Television - Equipment -- 0.0%
          1 Comcast Corp.*+.......................................            49
                                                                     -----------

 Capital Goods -- 0.1%
      2,400 Valassis Communications, Inc.*........................        53,400
                                                                     -----------

 Casino Hotels -- 0.2%
      2,900 Mandalay Resort Group*................................        74,313
                                                                     -----------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                          Security                             Value

--------------------------------------------------------------------------------
 Chemicals -- 2.5%
      1,800 Eastman Chemical Co. .................................   $    66,488
      4,700 Engelhard Corp. ......................................        76,375
      1,200 FMC Corp.*............................................        80,475
     14,967 Lilly Industries, Inc., Class A Shares+...............       441,527
          3 Pharmacia Corp.+......................................           199
     12,415 Union Carbide Corp.+..................................       468,666
                                                                     -----------
                                                                       1,133,730
                                                                     -----------

 Coal -- 1.3%
      9,180 Eastern Enterprises+..................................       585,799
                                                                     -----------

 Commercial Services -- 0.2%
      3,800 Viad Corp. ...........................................       100,938
                                                                     -----------

 Communications - Equipment & Software -- 0.0%
         29 Alcatel S.A.+.........................................         1,826
                                                                     -----------

 Computer Services -- 1.1%
      2,574 Alteon Websystems, Inc.*+.............................       278,997
      2,000 First Data Corp. .....................................        78,125
        700 Network Appliance, Inc.*..............................        89,163
        322 VeriSign, Inc.*.......................................        65,225
                                                                     -----------
                                                                         511,510
                                                                     -----------

 Computer Software -- 2.6%
        800 Adobe Systems Inc. ...................................       124,200
     17,900 AXENT Technologies, Inc.*+............................       385,947
      1,300 Cisco Systems Inc.*...................................        71,825
      1,100 Mercury Interactive Corp.*............................       172,425
      1,600 Oracle Corp.*.........................................       126,000
      2,700 Pixar, Inc.*..........................................        86,738
      1,100 Siebel Systems, Inc.*.................................       122,444
      2,900 Symantec Corp.*.......................................       127,600
                                                                     -----------
                                                                       1,217,179
                                                                     -----------

 Computer Software Services -- 0.1%
      1,600 RealNetworks, Inc.*...................................        63,600
                                                                     -----------

 Computer - Equipment -- 1.5%
     10,271 Seagate Technology, Inc.*+............................       708,699
                                                                     -----------

 Computer - Systems -- 0.3%
      1,171 MMC Networks, Inc.*+..................................       148,132
                                                                     -----------

 Computers -- 0.4%
      2,100 Cognex Corp.*.........................................        82,819
      1,000 Sun Microsystems Inc.*................................       116,750
                                                                     -----------
                                                                         199,569
                                                                     -----------

 Construction -- 0.2%
      2,800 Centex Corp. .........................................        89,950
                                                                     -----------

 Consumer/Business Services -- 0.2%
      2,100 Robert Half International, Inc.*......................        72,844
                                                                     -----------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 Consumer Non-Durables -- 0.3%
      2,000 Best Buy Co., Inc.*..................................   $    127,250
                                                                    ------------

 Consumer Products -- 0.6%
     13,027 First Security Corp.+................................        212,503
      2,000 Whirlpool Corp. .....................................         77,750
                                                                    ------------
                                                                         290,253
                                                                    ------------
 Consumer Services -- 0.5%
      3,700 BJ's Wholesale Club, Inc.*...........................        126,263
         10 ChoicePoint Inc.*+...................................            474
      4,000 Lancaster Colony Corp. ..............................         98,250
                                                                    ------------
                                                                         224,987
                                                                    ------------

 Drug Delivery/Testing -- 0.0%
     10,153 Elan Corp. PLC*+.....................................          9,836
                                                                    ------------

 Drugs -- 0.2%
      1,400 Merck & Co., Inc. ...................................        104,213
                                                                    ------------

 Electric Revenue -- 0.2%
      4,000 PG&E Corp. ..........................................         96,750
                                                                    ------------

 Electric Utilities -- 0.2%
      2,600 PPL Corp.*...........................................        108,550
                                                                    ------------

 Electrical & Electronics -- 0.2%
      2,900 Entergy Corp. .......................................        108,025
                                                                    ------------

 Electrical Equipment -- 0.3%
      1,900 Linear Technology Corp. .............................        123,025
                                                                    ------------

 Electronic Components -- 0.8%
      4,400 Energizer Holdings Inc.*.............................        107,800
      2,800 Intersil Holding Corp.*..............................        139,650
      3,300 Vishay Intertechnology, Inc.*........................        101,475
                                                                    ------------
                                                                         348,925
                                                                    ------------

 Electronics -- 0.9%
      1,200 EMC Corp.*...........................................        118,950
      1,100 KLA Tencor Corp.*....................................         45,306
      1,300 Sanmina Corp.*.......................................        121,713
      1,100 Technitrol, Inc. ....................................        111,100
         10 Texas Instruments Inc.*+.............................            472
                                                                    ------------
                                                                         397,541
                                                                    ------------

 Electronics - Semiconductors/Components -- 0.5%
      2,000 Analog Devices, Inc.*................................        165,125
      2,200 Apple Computer Inc.*.................................         56,650
                                                                    ------------
                                                                         221,775
                                                                    ------------

 Engineering & Construction -- 0.3%
      4,400 Jones Apparel Group, Inc.*...........................        116,600
                                                                    ------------

 Finance - Investment Banking -- 0.2%
      1,800 Bear Stearns & Co. ..................................        113,400
                                                                    ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 Finance - Leasing -- 0.2%
      2,300 Fleet Boston Financial Corp. ........................   $     89,700
                                                                    ------------

 Financial Services -- 2.4%
      4,300 AmeriCredit Corp.*...................................        123,894
      5,683 Donaldson, Lufkin & Jenrette, Inc.+..................        508,272
      3,200 Metris Cos. Inc. ....................................        126,400
      1,100 Morgan Stanley Dean Witter & Co. ....................        100,581
          2 North Fork Bancorporation+...........................             43
      7,888 Premier National Bancorp., Inc.+.....................        159,732
      3,900 UnionBanCal Corp. ...................................         90,919
                                                                    ------------
                                                                       1,109,841
                                                                    ------------

 Food Processing -- 2.1%
      5,346 Avis Group Holdings, Inc.*+..........................        158,375
      9,723 Bestfoods+...........................................        707,348
      1,300 Quaker Oats Co. .....................................        102,863
                                                                    ------------
                                                                         968,586
                                                                    ------------

 Food Wholesalers -- 0.3%
      2,800 Sysco Corp. .........................................        129,675
                                                                    ------------

 Foods -- 1.8%
         50 Hain Celestial Group, Inc.*+.........................          1,742
      6,600 IBP, Inc. ...........................................        120,863
     21,051 Nabisco Group Holdings Corp.+........................        599,954
      2,000 Suiza Foods Corp.*...................................        101,375
                                                                    ------------
                                                                         823,934
                                                                    ------------

 Foods & Beverages -- 0.2%
      2,200 Keebler Foods Co. ...................................         92,400
                                                                    ------------

 Health & Personal Care -- 0.3%
      1,100 Genzyme Corp. - General Division*....................         75,006
      1,900 Pacificare Health Systems*...........................         66,144
                                                                    ------------
                                                                         141,150
                                                                    ------------

 Health Care -- 0.4%
      3,871 GelTex Pharmaceuticals, Inc.*+.......................        181,211
                                                                    ------------

 Health Care - Drugs -- 0.8%
      7,700 Mallinckrodt Inc.+...................................        351,313
                                                                    ------------

 Household Appliances -- 0.1%
      2,200 Maytag Corp. ........................................         68,338
                                                                    ------------

 Insurance -- 1.7%
      1,700 Allmerica Financial Corp. ...........................        108,694
      1,100 CIGNA Corp. .........................................        114,840
      3,900 John Hancock Financial Services*.....................        104,813
      1,800 MGIC Investment Corp. ...............................        110,025
      1,750 The PMI Group Inc. ..................................        118,563
      1,000 Providian Financial Corp. ...........................        127,000
      1,700 Radian Group Inc. ...................................        114,750
                                                                    ------------
                                                                         798,685
                                                                    ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 Internet Content -- 0.1%
      1,000 America Online, Inc.*................................   $     53,750
         15 Commerce One, Inc.*+.................................          1,178
                                                                    ------------
                                                                          54,928
                                                                    ------------

 Internet Software -- 0.7%
      1,744 Software.com, Inc.*+.................................        316,427
                                                                    ------------
 Investment Company -- 0.3%
        900 Lehman Brothers Holdings Inc. .......................        132,975
                                                                    ------------

 Machinery -- 0.4%
      3,700 Caterpillar Inc. ....................................        124,875
      2,100 Ingersoll-Rand Co. ..................................         71,138
                                                                    ------------
                                                                         196,013
                                                                    ------------

 Machinery - Diversified -- 1.1%
      4,594 Applied Materials, Inc.*+............................        272,498
      2,700 Dover Corp. .........................................        126,731
      2,200 Novellus Systems, Inc.*..............................        102,438
                                                                    ------------
                                                                         501,667
                                                                    ------------

 Manufacturer Consumer & Industrial Products -- 0.2%
      1,100 Beckman Coulter, Inc. ...............................         84,838
                                                                    ------------

 Manufacturing -- 0.5%
      5,928 Wesley Jessen VisionCare, Inc.*+.....................        227,858
                                                                    ------------

 Marketing -- 0.0%
        908 Key3Media Group, Inc.*+..............................          9,931
                                                                    ------------

 Media Group -- 0.3%
      3,000 New York Times Co. ..................................        117,938
                                                                    ------------

 Medical - HMO -- 0.3%
      1,400 Wellpoint Health Networks Inc.*......................        134,400
                                                                    ------------

 Medical Equipment -- 0.3%
      3,700 Biomet, Inc. ........................................        129,500
                                                                    ------------

 Medical Products & Supplies -- 0.2%
      3,000 DENTSPLY International Inc. .........................        104,813
                                                                    ------------

 Medical Services -- 0.4%
        400 Genentech, Inc.*.....................................         74,275
      2,700 King Pharmaceuticals Inc.*...........................         90,281
                                                                    ------------
                                                                         164,556
                                                                    ------------

 Multi-Line Insurance -- 0.4%
      3,108 Aegon N.V.+..........................................        115,387
      1,500 Lincoln National Corp. ..............................         72,188
                                                                    ------------
                                                                         187,575
                                                                    ------------

 Natural Gas - Pipelines -- 0.0%
         74 Anadarko Petroleum Corp.+............................          4,918
                                                                    ------------

 Oil Exploration & Production -- 1.0%
     18,491 Forcenergy Inc.*+....................................        483,077
                                                                    ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 Oil & Gas Drilling -- 1.0%
     16,888 R&B Falcon Corp.*+...................................   $    470,753
                                                                    ------------

 Paper Products -- 0.1%
        829 International Paper Co.+.............................         23,782
                                                                    ------------

 Personal Products -- 0.2%
      1,300 Allergan, Inc. ......................................        109,769
                                                                    ------------

 Pet Products -- 0.2%
      4,100 Ralston Purina Group.................................         97,119
                                                                    ------------

 Pharmaceutical -- 0.3%
      1,000 Forest Laboratories Inc., Class A Shares*............        114,688
        106 MedImmunne Inc.*+....................................          8,227
          1 Shire Pharmaceuticals PLC*...........................             58
                                                                    ------------
                                                                         122,973
                                                                    ------------

 Power Conversion -- 0.2%
      4,000 American Power Conversion Corp.*.....................         76,750
                                                                    ------------

 Print/Publish/Broadcast -- 0.7%
      4,000 Chris-Craft Industries, Inc.*........................        329,500
          5 Viacom Inc., Class B Shares*+........................            342
                                                                    ------------
                                                                         329,842
                                                                    ------------

 Publishing -- 0.3%
      2,000 Knight-Ridder, Inc. .................................        101,625
      3,500 Ziff-Davis Inc.+.....................................         28,438
                                                                    ------------
                                                                         130,063
                                                                    ------------

 Recreation -- 0.2%
      5,100 Brunswick Corp. .....................................         93,075
                                                                    ------------

 Restaurant -- 0.3%
      6,700 Darden Restaurants, Inc..............................        139,444
                                                                    ------------

 Retail -- 1.2%
      6,500 Abercrombie & Fitch Co.*.............................        123,906
      5,300 Intimate Brands, Inc.*...............................         99,044
      2,000 RadioShack Corp. ....................................        129,250
      3,300 Sears, Roebuck & Co. ................................        106,986
      3,300 Zale Corp.*..........................................        107,044
                                                                    ------------
                                                                         566,230
                                                                    ------------

 Retail - Department Stores -- 0.2%
      1,900 Kohls Corp.*.........................................        109,606
                                                                    ------------

 Retail - Food Chains -- 0.2%
      2,000 Safeway Inc.*........................................         93,375
                                                                    ------------

 Retail - Specialty -- 0.4%
      5,200 Ross Stores, Inc. ...................................         74,750
      2,900 Tiffany & Co. .......................................        111,831
                                                                    ------------
                                                                         186,581
                                                                    ------------

 Semiconductors & Semiconductor Equipment -- 0.4%
      3,200 National Semiconductor Corp.*........................        128,800
        200 PMC-Sierra, Inc.*....................................         43,050
                                                                    ------------
                                                                         171,850
                                                                    ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                          Security                            Value

--------------------------------------------------------------------------------
 Solid Waste -- 0.1%
      1,800 BroadVision, Inc.*...................................   $     46,013
                                                                    ------------

 Technology -- 0.7%
      1,400 Chiron Corp.*........................................         63,000
      3,800 Credence Systems Corp.*..............................        114,000
      1,800 Waters Corp.*........................................        160,200
                                                                    ------------
                                                                         337,200
                                                                    ------------

 Telecommunications -- 2.2%
      2,300 ADC Telecommunications Inc.*.........................         61,848
          1 Avocent Corp.*+......................................             55
          1 CMGI Inc.*+..........................................             47
        800 Copper Mountain Networks, Inc.*......................         30,000
      2,400 Ditech Communications Corp.*.........................         98,400
      1,700 Inet Technologies, Inc.*.............................         49,725
      8,500 Intermedia Communications Inc.*+ ....................        250,750
          2 Nortel Networks Corp. ...............................            131
          6 SBC Communications Inc. .............................            300
        118 Telefonica, S.A.+ ...................................          7,074
      1,400 Time Warner Telecom Inc., Class A Shares*............         67,638
      3,780 VoiceStream Wireless Corp.*+.........................        438,695
                                                                    ------------
                                                                       1,004,663
                                                                    ------------

 Telephone -- 1.0%
      2,277 AT&T Corp.+..........................................         66,887
      2,100 BellSouth Corp. .....................................         84,525
      1,600 Go2Net, Inc.*........................................         86,825
        700 Telephone & Data Systems, Inc. ......................         77,490
        740 WorldCom, Inc.*+.....................................         22,478
      8,500 Ziff-Davis Inc. - ZDNet*+............................        119,531
                                                                    ------------
                                                                         457,736
                                                                    ------------

 Television -- 0.1%
      1,196 Qwest Communications International*#.................         57,483
                                                                    ------------

 Tobacco -- 0.2%
      1,300 Loews Corp. .........................................        108,388
                                                                    ------------

 Transportation -- 1.8%
     11,609 Circle International Group+..........................        351,172
      6,389 Time Warner Inc.+....................................        499,939
                                                                    ------------
                                                                         851,111
                                                                    ------------

 Travel Services -- 0.1%
      2,300 Galileo International, Inc. .........................         35,650
                                                                    ------------

 Utilities -- 1.6%
     20,078 MCN Energy Group Inc.+...............................        514,499
      5,200 Sempra Energy........................................        108,225
      3,000 TXU Corp. ...........................................        118,875
                                                                    ------------
                                                                         741,599
                                                                    ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 Utilities - Electric -- 2.1%
      6,000 Empire District Electric Co.+.......................   $    157,500
      1,235 Energy East Corp.+..................................         27,942
      9,854 Florida Progress Corp.+.............................        521,646
      2,700 Public Service Enterprise Group.....................        120,656
      2,800 Reliant Energy, Inc. ...............................        130,200
                                                                   ------------
                                                                        957,944
                                                                   ------------

 Utilities - Gas -- 2.7%
      8,966 Coastal Corp.+......................................        664,590
      8,231 Columbia Energy Group+..............................        584,401
                                                                   ------------
                                                                      1,248,991
                                                                   ------------

 Wholesale Distributor -- 0.3%
      2,900 AmeriSource Health Corp.*...........................        136,300
                                                                   ------------

            TOTAL COMMON STOCK
            (Cost -- $25,179,302)...............................     26,187,514
                                                                   ------------

 PREFERRED STOCK -- 10.5%

 Electronics -- 0.9%
      8,800 Pioneer Standard Electronics, Inc., 6.750%
             Exchangeable 3/31/28*+.............................        437,800
                                                                   ------------

 Energy -- 1.4%
      4,400 Pogo Trust, 6.500% Exchangeable 6/1/29*+............        262,900
      9,900 Western Gas Resources, $2.625 Exchangeable
             12/31/49*+.........................................        374,963
                                                                   ------------
                                                                        637,863
                                                                   ------------

 Finance -- 1.7%
     25,000 National Australia Bank, 7.875% Exchangeable
             12/31/49*+.........................................        632,811
      4,500 Titan Capital Trust, 5.750% Exchangeable 2/15/05*+..        132,188
                                                                   ------------
                                                                        764,999
                                                                   ------------

 Foods & Beverages -- 0.8%
      9,300 Suiza Capital Trust, 5.500% Exchangeable 4/1/28*+...        372,000
                                                                   ------------

 Industrial Development -- 1.0%
      6,550 Calpine Capital Trust III, 5.000% Exchangeable
             8/1/05*+++.........................................        452,769
                                                                   ------------

 Industrials -- 0.7%
      7,700 International Paper Capital Trust, 5.250%
             Exchangeable 12/31/49*+............................        300,300
                                                                   ------------

 Media Group -- 0.5%
      1,200 Global Crossing Ltd., 7.000% Exchangeable
             12/31/49*+++.......................................        238,725
                                                                   ------------

 Metals & Mining -- 0.4%
      6,400 TXI Capital Trust I, 5.500% Exchangeable 6/2/28+....        196,400
                                                                   ------------

 Oil Integrated - Domestic -- 0.7%
      6,800 Unocal Capital Trust, 6.250% Exchangeable 9/1/26*+..        327,250
                                                                   ------------

 Packaging & Containers -- 0.7%
      7,000 Sealed Air Corp., Series A, $2.000 Exchangeable
             4/1/18*+...........................................        315,000
                                                                   ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                         Security                            Value

-------------------------------------------------------------------------------
 Transportation -- 0.7%
      8,850 CNF Trust, Series A, 5.000% Exchangeable 6/1/12*+...   $    329,663
                                                                   ------------

 Utilities -- 1.0%
     11,200 Union Pacific Capital Trust, 6.250% Exchangeable
             4/1/28*+...........................................        449,400
                                                                   ------------
            TOTAL PREFERRED STOCK
            (Cost -- $4,915,895)................................      4,822,169
                                                                   ------------

    Face
   Amount
 ----------
 CORPORATE CONVERTIBLE BONDS -- 19.8%

 Advertising -- 1.8%
 $  455,000 Lamar Advertising Co., 5.250% due 9/14/06*+.........        455,567
    380,000 Young & Rubicam Inc., 3.000% due 1/15/05*+++........        375,250
                                                                   ------------
                                                                        830,817
                                                                   ------------

 Biotechnology -- 0.9%
    340,000 Alexion Pharmaceuticals Inc., 5.750% due
             3/15/07*+++........................................        418,200
                                                                   ------------

 Commercial Services -- 0.8%
    460,000 Quanta Services, Inc., 4.000% due 7/1/07*+..........        366,850
                                                                   ------------

 Communication - Equipment & Software -- 1.4%
    250,000 Critical Path, Inc., 5.750% due 4/1/05*+............        221,250
    380,000 Redback Networks Inc., 5.000% due 4/1/07*+..........        423,700
                                                                   ------------
                                                                        644,950
                                                                   ------------

 Computer Services -- 0.7%
    310,000 DoubleClick Inc., 4.750% due 3/15/06*+..............        300,313
                                                                   ------------

 Electronic Components -- 0.8%
    390,000 RF Micro Devices, Inc., 3.750% due 8/15/05*+........        366,113
                                                                   ------------

 Energy -- 0.6%
    300,000 Advanced Energy Industries Inc., 5.250% due
             11/15/06*+.........................................        280,500
                                                                   ------------

 Finance -- 0.5%
    250,000 Level 3 Communications, Inc., 6.000% due 3/15/10*+..        212,813
                                                                   ------------

 Finance - Corporate -- 0.9%
    355,000 Providian Financial Corp., 3.250% due 8/15/05*+.....        398,931
                                                                   ------------

 Financial Services -- 0.6%
    315,000 Financial Federal Corp., 4.500% due 5/1/05*+........        292,556
                                                                   ------------

 Industrial Goods & Services -- 0.9%
    200,000 Cypress Semiconductor Corp., 3.750% due 7/1/05*+....        188,750
    575,000 Whole Foods Market Inc., zero coupon bond due
             3/2/18*+...........................................        229,281
                                                                   ------------
                                                                        418,031
                                                                   ------------

 Industrials -- 1.7%
    330,000 EMCOR Group, Inc., 5.750% due 4/1/05*+..............        344,438
    500,000 Loews Corp., 3.125% due 9/15/07*+...................        444,375
                                                                   ------------
                                                                        788,813
                                                                   ------------

 Internet Content -- 1.9%
    240,000 CNET Networks, Inc., 5.000% due 3/1/06*+............        208,500
    220,000 Nextel Communications, Inc., 5.250% due
             1/15/10*+++........................................        207,350
            Vitesse Semiconductor Corp.:
    200,000 4.000% due 3/15/05*+++..............................        209,000
    250,000 4.000% due 3/15/05*+................................        261,250
                                                                   ------------
                                                                        886,100
                                                                   ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value

-------------------------------------------------------------------------------
 Media Group -- 2.5%
 $  320,000 American Tower Corp., 5.000% due 2/15/10*+++........   $    305,600
    280,000 AT&T - Liberty Media Corp., 3.750% due 2/15/30*+++..        216,650
    320,000 Clear Channel Communications Inc., 1.500% due               297,600
             12/1/02*+..........................................
    650,000 Mutual Risk Management Ltd., zero coupon bond due           334,750
             10/30/15*+.........................................
                                                                   ------------
                                                                      1,154,600
                                                                   ------------
 Pharmaceutical -- 0.6%
    250,000 Vertex Pharmaceuticals Inc., 5.000% due                     282,813
             9/19/07*+++........................................
                                                                   ------------

 Retail -- 0.5%
    360,000 Amazon.com Inc., 4.750% due 2/1/09*+................        241,200
                                                                   ------------

 Semiconductors -- 1.7%

    475,000 International Rectifier Corp., 4.250% due                   437,000
             7/15/07*+..........................................
            TriQuint Semiconductor, Inc:
    200,000 4.000% due 3/1/07*+++...............................        158,250
    200,000 4.000% due 3/1/07*+.................................        158,250
                                                                   ------------
                                                                        753,500
                                                                   ------------

 Technology -- 1.0%
    215,000 Aether Systems, Inc., 6.000% due 3/22/05*+..........        165,281
    300,000 Radisys Corp., 5.500% due 8/15/07*+++...............        291,375
                                                                   ------------
                                                                        456,656
                                                                   ------------
            TOTAL CORPORATE CONVERTIBLE BONDS
            (Cost -- $9,448,558)................................      9,093,756
                                                                   ------------

 Contracts
 ---------


 PURCHASED OPTIONS -- 0.1%

 Foods -- 0.0%
            Nabisco Group Holdings:
      3,100 Put @ $20, Expire 12/16/00..........................            194
      2,900 Put @ $22.5, Expire 12/16/00........................          1,450
                                                                   ------------
                                                                          1,644
                                                                   ------------

 Health Care - Drugs -- 0.0%
      5,000 Mallinckrodt Inc., Put @ $45, Expire 10/21/00.......          6,250
                                                                   ------------

 Paper Products -- 0.0%
        900 International Paper Co., Put @ $35, Expire
             10/21/00...........................................          5,513
                                                                   ------------

 Telecommunications -- 0.1%
      2,400 AT & T Corp., Put @ $30, Expire 10/21/00............          4,200
            Deutsche Telekom:
        700 Call @ $50, Expire 1/20/01..........................            219
        700 Call @ $55, Expire 1/20/01..........................             88
      1,200 Qwest Communications International Inc., Put @ $60,
             Expire 10/21/00....................................         14,098
                                                                   ------------
                                                                         18,605
                                                                   ------------
            TOTAL PURCHASED OPTIONS
            (Cost -- $44,888)...................................         32,012
                                                                   ------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $39,588,643)...............................     40,135,451
                                                                   ------------

                       See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value

-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 12.7%
 $5,867,000 Goldman Sachs Securities Inc., 6.480% due 10/2/00;
             Proceeds at maturity -- $5,870,168;
             (Fully collateralized by U.S. Treasury Bills, Bonds
             and Notes, 6.125% to 11.750% due 8/15/01 to
             8/15/27; Market value -- $5,984,348) (Cost --
              $5,867,000).......................................   $  5,867,000
                                                                   ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $45,455,643**).............................   $ 46,002,451
                                                                   ============

------
 * Non-income producing security.
 + All or a portion of this security is segregated by Custodian for short sale transactions.
 # All or a portion of this security is segregated by Custodian for written op-
   tion contracts.
 ++Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.
                       See Notes to Financial Statements.

Schedule of Short Sale Transactions
September 30, 2000 (unaudited)
--------------------------------------------------------------------------------

 Shares                           Security                              Value

--------------------------------------------------------------------------------
  2,300 Abbott Laboratories........................................  $   109,394
      7 Adelphia Communications Corp.*.............................          193
  3,300 Advanced Energy Industries*................................      108,900
  2,980 Aegon N.V., American Registered Shares.....................      110,633
    425 Aether Systems, Inc.*......................................       44,838
  1,300 Aetna, Inc. ...............................................       75,480
  2,200 AFLAC INC. ................................................      140,938
  1,800 Agile Software Corp.*......................................      161,888
    801 Akamai Technologies, Inc.*.................................       42,077
  3,756 Albertsons, Inc. ..........................................       78,875
  2,550 Alexion Pharmaceuticals, Inc.*.............................      290,700
  3,500 Alliant Energy, Corp. .....................................      102,813
  1,500 ALLTEL Corp. ..............................................       78,280
  3,850 Amazon.com, Inc. ..........................................      147,984
     38 Amdocs Ltd.*...............................................        2,370
  9,582 America Online Inc.*.......................................      515,027
  2,600 American Electric Power Co., Inc. .........................      101,725
  2,000 American Home Products Corp. ..............................      113,125
  3,200 American Tower Corp.*......................................      120,600
  3,500 Amkor Technology, Inc.*....................................       91,438
  3,000 Andrew Corp.*..............................................       78,563
  3,384 Applied Materials, Inc. ...................................      200,714
    723 Applied Micro Circuits Corp.*..............................      149,706
  3,500 Arrow Electronics Inc.*....................................      119,219
  1,900 Avocent Corp.*.............................................      104,738
  2,200 Avon Products, Inc. .......................................       89,925
  2,600 Bank One, Corp. ...........................................      100,425
  1,100 Baxter International Inc. .................................       87,794
  4,400 Becton Dickinson & Co. ....................................      116,325
    150 BP Amoco PLC ADR...........................................        7,950
  2,950 Calpine Corp.*.............................................      307,906
  3,150 The Charles Schwab Corp. ..................................      111,825
  6,700 Charter Communications, Inc.*..............................      108,980
  1,500 CheckFree Corp.*...........................................       62,836
  2,900 Cincinnati Financial Corp. ................................      102,950
     55 Clarent Corp.*.............................................        2,166
    652 Clear Channel Communications*..............................       36,838
  1,600 CMGI Inc.*.................................................       44,700
  2,500 CNA Financial Corp*........................................       95,625
 10,050 CNET Networks, Inc.*.......................................      244,812
  5,500 CNF Transportation, Inc. ..................................      122,375
  2,200 The Coca-Cola Co. .........................................      121,275
  2,900 Comcast Corp. SPL, Class A Shares..........................      118,719
  4,400 Compaq Computer Corp. .....................................      121,352
  1,200 Computer Sciences Corp.*...................................       89,100
  3,400 Concord EFS, Inc.*.........................................      120,753
  3,000 Conexant Systems, Inc.*....................................      125,625
  2,100 Constellation Energy Group.................................      104,475
      2 Corning Inc. ..............................................          713
  3,100 Costco Wholesale Co.*......................................      108,306
  4,800 Covad Communications Group, Inc.*..........................       64,200
  1,884 CP&L, Energy, Inc. ........................................       78,539
    700 Cree, Inc.*................................................       81,375
  1,400 Critical Path, Inc.*.......................................       85,050
      5 Crompton Corp. ............................................           39

                       See Notes to Financial Statements.

Schedule of Short Sale Transactions
(unaudited) (continued)
--------------------------------------------------------------------------------

 Shares                           Security                              Value

--------------------------------------------------------------------------------
  1,600 Cypress Semiconductor Corp.*...............................  $    66,500
  2,700 Deere & Co. ...............................................       89,775
     31 Delhaize American, Inc., Class A Shares....................          541
 12,092 Deutsche Telekom...........................................      414,151
  3,000 Diamond Offshore Drilling, Inc. ...........................      123,000
  1,000 Digex, Inc.*...............................................       46,875
  2,700 Digital Island Inc.*.......................................       50,625
  5,875 Dollar General Corp. ......................................       98,406
  6,200 DoubleClick Inc.*..........................................      198,400
 19,930 Dow Chemical Co. ..........................................      497,004
  2,600 DQE, Inc. .................................................      104,325
  6,936 DTE Energy Co. ............................................      265,302
  3,200 Dun & Bradstreet, Corp. ...................................      110,200
 11,609 EGL, Inc.*.................................................      351,172
 10,930 El Paso Energy, Corp. .....................................      673,561
      6 Elan Corp., PLC ADR*.......................................          334
  2,600 Electronic Arts Inc.*......................................      128,375
  7,200 EMCOR Group, Inc.*.........................................      187,200
  1,500 Emerson Electric Co. ......................................      100,500
  1,853 Energy East Corp. .........................................       41,924
  4,100 Equifax Inc. ..............................................      110,444
  1,500 Exodus Communications, Inc.*...............................       74,063
  4,150 Financial Federal Corp.*...................................      100,378
  3,100 First Health Group Corp.*..................................       99,975
  4,700 First Security Corp. ......................................       76,669
      1 Flextronics International Ltd.*............................           71
  5,700 Flowers Industries, Inc. ..................................      111,150
  2,900 Fluor Corp. ...............................................       87,000
 29,563 Forest Oil Corp.*..........................................      478,551
  5,500 Gap Inc. ..................................................      110,688
  1,400 General Electric, Co. .....................................       80,763
  2,900 General Mills, Inc. .......................................      102,950
  1,404 Genzyme Corp.*.............................................       95,735
  1,000 Gilead Sciences, Inc.*.....................................      109,688
  3,100 Gillette Co. ..............................................       95,713
  2,900 Global Crossing Ltd.*......................................       89,900
  3,600 Goodyear Tire & Rubber Co. ................................       64,800
  4,700 W.W. Grainger, Inc. .......................................      123,669
  2,400 Harley-Davidson, Inc. .....................................      114,900
  4,400 Harris Corp. ..............................................      125,125
  5,200 Health Management Association*.............................      108,225
  6,000 Hercules Inc. .............................................       84,750
  2,600 Hershey Foods Corp. .......................................      140,725
  2,500 Hillenbrand Industries.....................................      111,875
  6,800 Hollinger International Inc. ..............................      113,900
  1,400 Home Depot, Inc. ..........................................       74,290
  3,400 Honeywell International Inc. ..............................      121,125
  1,400 ICOS Corp.*................................................       75,775
  1,800 Illinois Tool Works Inc. ..................................      100,575
    288 Infinity Broadcasting Corp.*...............................        9,504
  3,300 International Flavors & Fragrences Inc. ...................       60,225
  3,675 International Paper Co. ...................................      105,427
  3,600 International Rectifier Corp.*.............................      182,025
  7,200 J.C. Penney Co., Inc. .....................................       85,050
  4,400 J.D. Edwards & Co.*........................................      113,850

                       See Notes to Financial Statements.

Schedule of Short Sale Transactions
(unaudited) (continued)
--------------------------------------------------------------------------------

 Shares                           Security                              Value

--------------------------------------------------------------------------------
  1,600 Johnson Controls, Inc. ....................................  $    85,100
  1,200 Kansas City Power & Light Co. .............................       32,025
      8 King Pharmaceuticals, Inc.*................................          268
 10,750 Lamar Advertising Co. .....................................      407,155
  2,300 Legg Mason, Inc. ..........................................      133,688
  2,475 Level 3 Communications, Inc.*..............................      190,884
  2,100 Lexmark International, Inc.*...............................       78,750
  2,700 Lucent Technologies, Inc. .................................       82,519
    434 M&T Bank Corp. ............................................      221,340
    800 Marsh & McLennan Cos., Inc. ...............................      106,200
  2,200 Marshall & Ilsley Corp. ...................................      110,275
  3,800 May Department Stores Co. .................................       77,900
  3,000 McDonald's Corp. ..........................................       90,563
  4,800 McKesson HBOC, Inc. .......................................      146,700
  2,500 Medtronic Inc. ............................................      129,530
  2,200 Mellon Financial Corp. ....................................      102,025
  3,700 Metro-Goldwyn-Mayer Inc.*..................................       88,800
  4,700 Metromedia Fiber Network, Inc., Class A Shares*............      114,269
    400 Millennium Pharmaceuticals Inc.*...........................       58,425
  2,400 Miller Inc. ...............................................       76,950
  4,200 Motorola, Inc. ............................................      118,650
  5,200 Mutual Risk Management Ltd. ...............................      114,075
  3,750 National Australia Bank ADR................................      260,156
  3,300 NCR Corp.*.................................................      124,781
  4,636 News Corp. Ltd. ADR Preferred..............................      217,313
  1,550 Nextel Communications, Inc.*...............................       72,463
  7,400 Niagara Mohawk Holdings, Inc.*.............................      116,550
  2,500 NIKE Inc., Class B Shares..................................      100,156
  4,200 Nordstrom, Inc. ...........................................       65,363
  4,704 Nortel Networks Corp. .....................................      280,182
      1 NTL Inc.*..................................................           12
  1,600 Old Kent Financial Corp. ..................................       46,300
  4,700 Pall Corp. ................................................       93,706
  1,800 Peco Energy Co.+...........................................      109,013
  1,800 Pegasus Communications Corp.* .............................       86,963
  4,100 Pentair, Inc. .............................................      109,675
  2,402 Pfizer, Inc. ..............................................      107,940
  1,800 Pharmacia Corp. ...........................................      108,338
  2,817 Phone.com*.................................................      320,082
 18,500 Pioneer Standard Electronics, Inc. ........................      250,906
  7,000 Pogo Producing Co. ........................................      177,625
  3,000 Potomac Electric Power Co. ................................       75,563
  1,600 The Procter & Gamble Co. ..................................      107,200
  1,300 Progressive Corp. .........................................      106,438
  1,425 Providian Financial Corp. .................................      180,975
  6,000 PSINet Inc.*...............................................       57,750
  4,600 Quanta Services, Inc.*.....................................      126,500
  5,900 Quintiles Transnational Corp.*.............................       94,030
  2,875 Radisys Corp.*.............................................      145,367
  1,125 Redback Networks Inc.*.....................................      184,430
  9,000 RF Micro Devices, Inc. ....................................      282,375
  2,500 Rohm & Haas Co. ...........................................       72,655
  5,400 Ryder Systems Inc. ........................................       99,563
  4,300 Sabre Holdings Corp. ......................................      124,430
  4,000 Safeco Corp. ..............................................      109,000

                       See Notes to Financial Statements.

Schedule of Short Sale Transactions
(unaudited) (continued)
--------------------------------------------------------------------------------

 Shares                          Security                               Value

--------------------------------------------------------------------------------
  6,300 Sara Lee Corp. ...........................................   $   127,969
  2,800 SCI Systems Inc.*.........................................       114,800
  5,050 Sealed Air Corp.*.........................................       228,513
    700 Sepracor Inc*.............................................        85,880
  4,100 Snap-On Inc ..............................................        96,606
     28 Solectron Corp.*..........................................         1,292
  3,100 Sprint Corp.*.............................................       108,694
  4,200 The Stanley Works.........................................        96,863
  5,700 Staples Inc.*.............................................        80,869
  2,500 Starbucks Corp.*..........................................       100,155
  3,025 Suiza Foods Corp.*........................................       153,330
  8,962 Symantec Corp.*...........................................       394,328
  5,200 Synovus Financial Corp. ..................................       110,175
  2,800 T. Rowe Price Associates, Inc. ...........................       131,425
  4,000 Target Corp. .............................................       102,500
  3,200 Texas Industries, Inc. ...................................       102,000
  5,400 Thermo Electron Corp.*....................................       140,400
  1,800 Titan Corp.*..............................................        29,700
  1,500 TMP Worldwide Inc.*.......................................       120,750
  8,444 Transocean Sedco Forex Inc. ..............................       495,030
  3,000 TriQuint Semiconductor*...................................       109,313
  1,600 TRW Inc. .................................................        65,000
  2,200 Tularik Inc.*.............................................        72,600
  1,400 UBS AG -- REG*............................................       189,615
  2,100 Union Carbide Corp. ......................................        79,275
  2,800 Union Pacific Corp. ......................................       108,850
  2,550 Unocal Corp...............................................        90,366
  3,000 UtiliCorp United Inc......................................        77,625
  1,400 Veeco Instruments Inc.*...................................       148,772
  4,329 Veritas Software Corp.*...................................       614,718
      1 Verizon Communications....................................            48
  1,625 Vertex Pharmaceuticals Inc.*..............................       137,313
      6 Viatel, Inc.*.............................................            62
  2,750 Vitesse Semiconductors Corp...............................       244,575
    740 VoiceStream Wireless Corp.................................        85,885
  3,200 Walgreen Co...............................................       121,400
    200 The Washington Post Co., Class B Shares...................       105,575
  6,825 Wells Fargo Co............................................       313,523
  6,900 Western Gas Resources, Inc. ..............................       172,930
    575 Whole Foods Market, Inc.*.................................        30,870
  1,500 Wm. Wrigley, Jr. Co.......................................       112,312
  4,250 WorldCom, Inc.............................................       129,093
  3,900 Xerox Corp. ..............................................        58,743
  4,175 Young & Rubicam Inc.......................................       206,665
  2,700 Zions Bancorp.............................................       138,080
                                                                     -----------
        TOTAL OPEN SHORT SALES (Proceeds -- $26,513,032)..........   $26,455,272
                                                                     ===========

------
* Non-income producing security.
+ On October 23, 2000, Unicom Corp. and PECO Energy Co. merged. The surviving company was named Exelon Corp.
                       See Notes to Financial Statements.

Schedule of Options Written
September 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                    Strike
 Contracts                                               Expiration Price  Value
--------------------------------------------------------------------------------
     12    Qwest Communications International Inc.....    10/21/00   $60   $300
                                                                           ----
           TOTAL OPTIONS WRITTEN
           (Premiums received -- $8,064)..............                     $300
                                                                           ====

                       See Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2000 (unaudited)

ASSETS:
 Investments, at value (Cost -- $39,588,643)....................... $40,135,451
 Repurchase agreement, at value (Cost -- $5,867,000)...............   5,867,000
 Receivable for short sales open (Note 7)..........................  26,513,032
 Receivable for securities sold....................................     262,861
 Receivable for Fund shares sold...................................      92,370
 Dividends and interest receivable.................................     139,657
                                                                    -----------
 Total Assets......................................................  73,010,371
                                                                    -----------
LIABILITIES:
 Payable for open short sales (Note 7).............................  26,455,272
 Payable for securities purchased..................................     821,370
 Payable to bank...................................................     347,078
 Payable for short sales closed....................................      37,590
 Management fees payable...........................................      34,079
 Dividends payable.................................................      25,814
 Administration fees payable.......................................       6,858
 Written options (Premiums received -- $8,064) (Note 5)............         300
 Accrued expenses..................................................      59,416
                                                                    -----------
 Total Liabilities.................................................  27,787,777
                                                                    -----------
Total Net Assets................................................... $45,222,594
                                                                    ===========
NET ASSETS:
 Par value of shares of beneficial interest........................ $     5,088
 Capital paid in excess of par value...............................  42,325,077
 Undistributed net investment income...............................   1,069,031
 Accumulated net realized gain from security transactions, options
  and short sales..................................................   1,211,066
 Net unrealized appreciation of investments, options and short
  sales............................................................     612,332
                                                                    -----------
Total Net Assets................................................... $45,222,594
                                                                    ===========
Shares Outstanding.................................................   5,088,330
                                                                    ===========
Net Asset Value, per share (and redemption price)..................       $8.89
                                                                    ===========

                       See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended September 30, 2000 (unaudited)

INVESTMENT INCOME:
 Interest..........................................................  $  724,936
 Dividends.........................................................     276,013
                                                                     ----------
 Total Investment Income...........................................   1,000,949
                                                                     ----------
EXPENSES:
 Management fees (Note 2)..........................................     318,096
 Administration fees (Note 2)......................................      35,351
 Registration fees.................................................      25,000
 Custody...........................................................      20,000
 Shareholder communications........................................      15,300
 Shareholder and system servicing fees.............................      11,350
 Audit and legal...................................................       9,250
 Trustees' fees....................................................       1,330
 Other.............................................................       7,351
                                                                     ----------
 Total Expenses Before Dividend Expenses on Short Sales and
  Management Fee Waiver............................................     443,028
 Less: Management fee waiver.......................................    (104,430)
                                                                     ----------
 Net Expenses Before Dividend Expenses on Short Sales..............     338,598
 Plus: Dividend expense on short sales.............................     119,927
                                                                     ----------
 Net Expenses......................................................     458,525
                                                                     ----------
Net Investment Income..............................................     542,424
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
AND SHORT SALES (NOTES 3, 5 AND 7):
 Realized Gain (Loss) From:
 Security transactions (excluding short-term securities)...........   1,582,875
 Options written...................................................     138,404
 Options purchased.................................................     (32,961)
 Short sales.......................................................    (668,027)
                                                                     ----------
 Net Realized Gain.................................................   1,020,291
                                                                     ----------
 Change in Net Unrealized Appreciation of Investments, Options and
  Short Sales:
 Beginning of period...............................................      22,127
 End of period.....................................................     612,332
                                                                     ----------
 Increase in Net Unrealized Appreciation...........................     590,205
                                                                     ----------
Net Gain on Investments, Options and Short Sales...................   1,610,496
                                                                     ----------
Increase in Net Assets From Operations.............................  $2,152,920
                                                                     ==========

                       See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended September 30, 2000 (unaudited) and the Period Ended March 31, 2000(a)

                                                    September 30    March 31
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................. $    542,424  $    591,460
 Net realized gain.................................    1,020,291     1,011,883
 Increase in net unrealized appreciation...........      590,205        22,127
                                                    ------------  ------------
 Increase in Net Assets From Operations............    2,152,920     1,625,470
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.............................           --       (64,760)
 Net realized gains................................           --      (821,201)
                                                    ------------  ------------
 Decrease in Net Assets From Distributions to
  Shareholders.....................................           --      (885,961)
                                                    ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares..................   29,404,438    47,187,936
 Net asset value of shares issued for reinvestment
  of dividends.....................................           --       875,721
 Cost of shares reacquired.........................  (18,917,647)  (16,220,283)
                                                    ------------  ------------
 Increase in Net Assets From Fund Share Transac-
  tions............................................   10,486,791    31,843,374
                                                    ------------  ------------
Increase in Net Assets.............................   12,639,711    32,582,883
NET ASSETS:
 Beginning of period...............................   32,582,883            --
                                                    ------------  ------------
 End of period*....................................  $45,222,594   $32,582,883
                                                    ============  ============
* Includes undistributed net investment income
 of:...............................................   $1,069,031      $526,607
                                                    ============  ============

------
(a) For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
                       See Notes to Financial Statements.

Notes to Financial Statements
(unaudited)
1. Significant Accounting Policies

Multi-Strategy Market Neutral Investments ("Portfolio"), a separate investment portfolio of Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and sixteen separate investment portfolios: Govern-ment Money Investments, High Yield Investments, Intermediate Fixed Income In-vestments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity In-vestments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Eq-uity Investments, International Fixed Income Investments, Emerging Markets Eq-uity Investments, S&P 500 Index Investments and Multi-Sector Fixed Income In-vestments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, ex-cept that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and dis-tributions to shareholders are recorded on the ex-dividend date; (g) the ac-counting records of the Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dol-lars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and ex-penses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custo-dian bank; (h) the Portfolio intends to comply with the requirements of the In-ternal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At March 31, 2000, reclassifications were made to the capital accounts of the Portfolio to reflect permanent book/tax differences and income and gains avail-able for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) esti-mates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Portfolio may from time to time enter into futures contracts in order to hedge market risk. Also, the Portfolio may enter into forward ex-change contracts in order to hedge against foreign currency risk. These con-tracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

Notes to Financial Statements
(unaudited) (continued)

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SSBC provides investment evaluation services with respect to the investment advisors of the Fund. SSBC has entered into an investment advisory agreement with each advisor selected for the Portfolio (collectively, "Advisors").

Under the Management Agreement, the Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SSBC pays each Advisor, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SSBC to each Advisor are indicated below:

                                                                      Annual
Advisors                                             Advisory Fee Management Fee
--------------------------------------------------------------------------------
Calamos Asset Management............................     1.00%         1.80%
Pegasus Investments, Inc............................     1.20          1.80
State Street Global Advisors........................     1.00          1.80

For the six months ended September 30, 2000, SSBC waived $104,430 of its man-agement fee.

SSBC also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is re-sponsible for shareholder recordkeeping and financial processing for all share-holder accounts and is paid by CFTC. For the six months ended September 30, 2000, the Portfolio paid transfer agent fees of $5,220 to CFTC.

For the six months ended September 30, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, did not receive any brokerage commissions.

All officers and one Trustee of the Fund are employees of SSB.

3. Investments

During the six months ended September 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases......................................................... $ 56,757,895
                                                                   ============
Sales.............................................................  $47,884,365
                                                                   ============

At September 30, 2000, the aggregate gross unrealized appreciation and depreci-ation of investments for Federal income tax purposes were substantially as fol-lows:

Gross unrealized appreciation...................................... $ 2,993,837
Gross unrealized depreciation......................................  (2,447,029)
                                                                    -----------
Net unrealized appreciation........................................ $   546,808
                                                                    ===========

Notes to Financial Statements
(unaudited) (continued)
4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recog-nized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also seg-regated up to the current market value of the futures contract. During the pe-riod the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily ba-sis to reflect the market value of the contract at the end of each day's trad-ing. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At September 30, 2000, the Portfolio had no open futures contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, repre-sent investments, which are marked-to-market daily. When a purchased option ex-pires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be in-creased by the premium originally paid.

At September 30, 2000, the Portfolio had purchased call and put options with a total cost of $6,166 and $38,722, respectively.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss de-pending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the secu-rity sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will re-duce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium origi-nally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is ex-posed to the risk of loss if the market price of the underlying security de-clines.

The following covered call option transactions occurred during the six months ended September 30, 2000:

                                                            Number of
                                                            Contracts Premiums
--------------------------------------------------------------------------------
Options written, outstanding at March 31, 2000.............     45    $  19,527
Options written............................................    167      144,573
Options cancelled in closing purchase transactions.........    (77)     (40,064)
Options exercised..........................................    (90)    (104,509)
Options expired............................................    (33)     (11,463)
                                                               ---    ---------
Options written, outstanding at September 30, 2000.........     12    $   8,064
                                                               ===    =========

Notes to Financial Statements
(unaudited) (continued)

6. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires contin-ual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. Short Sales of Securities

A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds re-ceived by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securi-ties borrowed at their market price at the time of replacement, whatever that price may be.

8. Shares of Beneficial Interest

At September 30, 2000, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                               Six Months Ended   Period Ended
                                              September 30, 2000 March 31, 2000+
                                              ------------------ ---------------
Shares sold..................................      3,340,112        5,740,012
Shares issued on reinvestment................             --          107,056
Shares reacquired............................     (2,151,550)      (1,947,300)
                                                  ----------       ----------
Net Increase.................................      1,188,562        3,899,768
                                                  ==========       ==========

------
+ For the period from May 10, 1999 (commencement of operations) to March 31,
  2000.

Financial Highlights


For a share of beneficial interest outstanding throughout the year ended March 31, except where noted:

                                                          2000(1)(2) 2000(2)(3)
                                                          ---------- ----------
Net Asset Value, Beginning of Period.....................  $  8.36    $  8.00
                                                           -------    -------
Income From Operations:
 Net investment income(4)................................     0.13       0.19
 Net realized and unrealized gain .......................     0.40       0.44
                                                           -------    -------
Total Income From Operations.............................     0.53       0.63
                                                           -------    -------
Less Distributions From:
 Net investment income...................................       --      (0.02)
 Net realized gains......................................       --      (0.25)
                                                           -------    -------
Total Distributions......................................       --      (0.27)
                                                           -------    -------
Net Asset Value, End of Period...........................  $  8.89    $  8.36
                                                           =======    =======
Total Return++...........................................     6.34%      7.98%
Net Assets, End of Period (000s).........................  $45,223    $32,583
Ratios to Average Net Assets+:
 Total expenses before dividend expense on short
  sales(4)...............................................     1.91%      1.90%
 Dividend expense from short sales.......................     0.68       0.80
 Total expenses..........................................     2.59       2.70
 Net investment income...................................     3.06       2.65
Portfolio Turnover Rate..................................      135%       249%

------
(1) For the six months ended September 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(4) The expense ratio and the per share decrease in net investment income be-fore fee waivers were as follows:

                                                         Expense Ratio Without
                                 Per Share Decrease to  Fee Waiver and Dividend
                                 Net Investment Income Expense from Short Sales+
                                 --------------------- -------------------------
   2000(1)......................         $0.03                   2.50%
   2000(3)......................          0.05                   2.64

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

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








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

                  S A L O M O N S M I T H B A R N E Y . C O M






                              SALOMON SMITH BARNEY
                              --------------------
                          A member of citigroup [LOGO]

      Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


  This report is submitted for the general information of the shareholders of
                    Consulting Group Capital Markets Funds.
      It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.

TK 2122, 11/00 Consulting Group Capital Markets Funds . 222 Delaware Avenue . Wilmington, Delaware . 19801